Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 127.4	$ 116.1	$ 154.9
Further netting potential not recognized on the balance sheet	(116.0)	(104.3)	(137.1)
of which: netting of recognized financial assets	(92.8)	(84.9)	(110.9)
of which: netting with collateral pledged	(23.2)	(19.4)	(26.2)
Liabilities, after consideration of further netting potential	11.4	11.8	17.8
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	31.4	32.2	36.4
Further netting potential not recognized on the balance sheet	(18.8)	(17.3)	(21.9)
of which: netting of recognized financial assets	(16.1)	(14.3)	(20.0)
of which: netting with collateral pledged	(2.6)	(3.0)	(1.9)
Liabilities, after consideration of further netting potential	$ 12.7	$ 14.9	$ 14.5